Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Supplemental cash flow information
Interest paid, exclusive of debt issuance costs and letter of credit fees	$ 10,445	$ 8,423	$ 36,429	$ 16,908	$ 31,827	$ 27,384	$ 4,966
Income taxes paid	1,241	369	2,246	650	1,639	1,027	430
Value of common units issued in business combinations		$ 80,619		$ 80,619